Measurement categories, credit risk and maturity analysis of financial instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Measurement Categories Credit Risk And Maturity Analysis Of Financial Instruments [Line Items]
Disclosure Of Financial Assets Explanatory
Measurement categories of financial assets and financial liabilities
CHF million	31.12.17	31.12.16

Financial assets[1]
Held for trading
Trading portfolio assets	126,144	92,025
Due to customers[2]	7	12
Debt issued[2]	10	38
Positive replacement values	118,227	158,411
Total	244,388	250,486
Fair value through profit or loss
Financial assets designated at fair value	58,933	65,353
Other assets	122	131
Total	59,055	65,483
Financial assets at amortized cost
Cash and balances with central banks	87,775	107,767
Due from banks	13,739	13,156
Cash collateral on securities borrowed	12,393	15,111
Reverse repurchase agreements	77,240	66,246
Cash collateral receivables on derivative instruments	23,434	26,664
Loans[3]	319,568	306,325
Financial assets held to maturity	9,166	9,289
Other assets	27,913	18,504
Total	571,226	563,063
Available for sale
Financial assets available for sale	8,665	15,676
Total financial assets	883,335	894,709

Disclosure Of Financial Liabilities Explanatory
Financial liabilities
Held for trading
Trading portfolio liabilities	30,463	22,824
Negative replacement values	116,133	153,810
Total	146,597	176,634
Fair value through profit or loss
Financial liabilities designated at fair value	54,202	55,017
Amounts due under unit-linked investment contracts	11,523	9,286
Other liabilities	122	131
Total	65,847	64,434
Financial liabilities at amortized cost
Due to banks	7,533	10,645
Cash collateral on securities lent	1,789	2,818
Repurchase agreements	15,255	6,612
Cash collateral payables on derivative instruments	30,247	35,472
Due to customers	409,006	423,684
Debt issued	139,561	103,687
Other liabilities	36,268	38,349
Total	639,659	621,267
Total financial liabilities	852,103	862,335
1 As of 31 December 2017, CHF 134 billion of Loans, CHF 0 billion of Due from banks, CHF 2 billion of Reverse repurchase agreements, CHF 7 billion of Financial assets available for sale, CHF 24 billion of Financial assets designated at fair value and CHF 7 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months. As of 31 December 2016, CHF 126 billion of Loans, CHF 0 billion of Due from banks, CHF 1 billion of Reverse repurchase agreements, CHF 10 billion of Financial assets available for sale, CHF 29 billion of Financial assets designated at fair value and CHF 8 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months. 2 Represents the embedded derivative component of structured financial instruments for which the fair value option has not been applied and that is presented within Due to customers and Debt issued on the balance sheet. 3 Includes finance lease receivables of CHF 1.1 billion as of 31 December 2017 (31 December 2016: CHF 1.0 billion). Refer to Notes 10 and 31 for more information.

Disclosure Of Credit Risk Exposure Explanatory
Maximum exposure to credit risk
	31.12.17
		Collateral				Credit enhancements
CHF billion	Maximumexposure tocredit risk	Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees	Exposure to credit risk after collateral and credit enhancements
Financial assets measured at amortized cost on the balance sheet
Balances with central banks	87.1								87.1
Due from banks[2]	13.7		0.1						13.6
Cash collateral on securities borrowed	12.4		12.2						0.2
Reverse repurchase agreements	77.2		72.8		4.2				0.2
Cash collateral receivables on derivative instruments[3,4]	23.4					12.5			11.0
Loans[5]	319.6	16.1	111.4	160.1	15.9		0.0	1.3	14.8
Financial assets held to maturity	9.2								9.2
Other assets	25.8		19.5						6.3
Total financial assets measured at amortized cost	568.4	16.1	216.0	160.1	20.1	12.5	0.0	1.3	142.3
Financial assets measured at fair value on the balance sheet
Positive replacement values[4]	118.2		4.0			100.2			14.0
Trading portfolio assets – debt instruments[6,7]	25.6								25.6
Financial assets designated at fair value – debt instruments[8]	58.4		9.8						48.5
Financial assets available for sale – debt instruments[8]	7.9								7.9
Total financial assets measured at fair value	210.1	0.0	13.8	0.0	0.0	100.2	0.0	0.0	96.1
Total maximum exposure to credit risk reflected on the balance sheet	778.5	16.1	229.8	160.1	20.1	112.7	0.0	1.3	238.4
Guarantees[9]	18.8	1.0	2.1	0.2	1.2			3.0	11.3
Loan commitments[9]	39.1		2.8	1.1	9.5		1.0	1.4	23.3
Forward starting transactions, reverse repurchase and securities borrowing agreements	12.7		12.4						0.3
Total maximum exposure to credit risk not reflected on the balance sheet	70.6	1.0	17.4	1.2	10.7	0.0	1.0	4.4	34.8
Total	849.1	17.2	247.1	161.3	30.8	112.7	1.1	5.8	273.2

Maximum exposure to credit risk (continued)
	31.12.16
	Maximumexposure tocredit risk	Collateral				Credit enhancements
CHF billion		Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees	Exposure to credit risk after collateral and credit enhancements
Financial assets measured at amortized cost on the balance sheet
Balances with central banks	107.1								107.1
Due from banks[2]	13.2								13.2
Cash collateral on securities borrowed	15.1		14.8						0.3
Reverse repurchase agreements	66.2		62.5		3.2				0.5
Cash collateral receivables on derivative instruments[3,4]	26.7					15.1			11.5
Loans[5]	306.3	17.4	99.6	158.2	14.6		0.1	1.8	14.6
Financial assets held to maturity	9.3								9.3
Other assets	18.6		10.0						8.7
Total financial assets measured at amortized cost	562.5	17.4	186.9	158.2	17.7	15.1	0.1	1.8	165.2
Financial assets measured at fair value on the balance sheet
Positive replacement values[4]	158.4		5.3			134.5			18.6
Trading portfolio assets – debt instruments[6,7]	21.8								21.8
Financial assets designated at fair value – debt instruments[8]	64.8		2.6				0.6		61.6
Financial assets available for sale – debt instruments[8]	14.9								14.9
Total financial assets measured at fair value	259.9	0.0	7.9	0.0	0.0	134.5	0.6	0.0	116.9
Total maximum exposure to credit risk reflected on the balance sheet	822.4	17.4	194.9	158.2	17.7	149.6	0.7	1.8	282.1
Guarantees[9]	16.7	1.4	2.0	0.2	1.2		0.1	3.0	8.8
Loan commitments[9]	54.4	0.1	3.9	1.0	9.5		4.8	2.0	33.1
Forward starting transactions, reverse repurchase and securities borrowing agreements	10.2		10.2						0.0
Total maximum exposure to credit risk not reflected on the balance sheet	81.3	1.5	16.1	1.1	10.6	0.0	4.9	5.1	41.9
Total	903.7	18.9	210.9	159.4	28.4	149.6	5.7	6.8	324.0
1 Includes but is not limited to life insurance contracts, inventory, accounts receivable, mortgage loans, patents and copyrights. 2 Due from banks includes amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients. 3 Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk. 4 The amount shown in the netting column represents the netting potential not recognized on the balance sheet. Refer to Note 24 for more information. 5 Collateral arrangements generally incorporate a range of collateral, including cash, securities, property and other collateral. In 2017, we further aligned our collateral allocation processes within Wealth Management Americas to prioritize collateral mainly according to its liquidity profile. This change resulted in increases in loans secured by cash and decreases in loans secured by securities of CHF 4.5 billion. 6 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 7 Does not include debt instruments held for unit-linked investment contracts and investment fund units. 8 Does not include investment fund units. Financial assets designated at fair value collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 9 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to the “Treasury management” section of this report for more information.

Disclosure Of Internal Credit Exposures Explanatory
Financial assets subject to credit risk by rating category
CHF billion	31.12.17
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Defaulted	Total
Balances with central banks	86.6	0.5					87.1
Due from banks	0.6	10.6	1.4	0.9	0.3		13.7
Cash collateral on securities borrowed and reverse repurchase agreements	24.3	36.4	16.8	10.4	1.8		89.6
Positive replacement values	17.0	75.3	19.4	6.2	0.3		118.2
Cash collateral receivables on derivative instruments	6.5	9.7	5.6	1.6	0.1		23.4
Trading portfolio assets – debt instruments[2]	10.3	7.3	3.0	2.0	3.0		25.6
Loans	3.2	161.8	65.4	70.0	17.6	1.5	319.6
Financial assets designated at fair value – debt instruments[3]	33.8	14.2	1.5	0.8	8.0		58.4
Financial assets available for sale – debt instruments[3]	6.8	1.0		0.1			7.9
Financial assets held to maturity	8.5	0.7					9.2
Other assets	0.1	0.4	8.3	15.9	0.8	0.3	25.8
Guarantees, commitments and forward starting transactions
Guarantees	2.0	9.1	4.1	2.7	0.8	0.2	18.8
Loan commitments	1.9	15.4	9.4	5.8	6.5		39.1
Forward starting transactions, reverse repurchase and securities borrowing agreements		12.7					12.7
Total	201.7	354.9	134.8	116.5	39.1	2.0	849.1

	31.12.16
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Defaulted	Total
Balances with central banks	106.2	0.9					107.1
Due from banks	0.6	9.7	2.0	0.5	0.3		13.2
Cash collateral on securities borrowed and reverse repurchase agreements	29.2	24.5	20.1	6.9	0.7		81.4
Positive replacement values	19.6	96.9	34.2	7.4	0.4		158.4
Cash collateral receivables on derivative instruments	6.4	12.2	6.4	1.6	0.2		26.7
Trading portfolio assets – debt instruments[2]	9.0	6.8	2.9	1.7	1.3		21.8
Loans	31.7	127.2	63.1	63.6	19.1	1.6	306.3
Financial assets designated at fair value – debt instruments[3]	48.4	12.6	1.0	1.6	1.3		64.8
Financial assets available for sale – debt instruments[3]	12.7	1.8	0.2	0.1			14.9
Financial assets held to maturity	8.4	0.9					9.3
Other assets	0.1	2.0	6.2	7.7	2.2	0.3	18.6
Guarantees, commitments and forward starting transactions
Guarantees	2.0	6.4	3.7	3.6	0.7	0.3	16.7
Loan commitments	2.4	19.5	17.1	8.7	6.5	0.1	54.4
Forward starting transactions, reverse repurchase and securities borrowing agreements	0.6	9.4	0.3				10.2
Total	277.4	330.9	157.1	103.5	32.7	2.2	903.7
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories. 2 Does not include debt instruments held for unit-linked investment contracts and investment fund units. 3 Does not include investment fund units.

Disclosure of maturity analysis for financial liabilities [text block]
Maturity analysis of financial liabilities[1]
CHF billion	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total

Financial liabilities recognized on balance sheet[2]
Due to banks	6.1	0.4	1.0	0.1	0.0	7.5
Cash collateral on securities lent	1.7	0.2				1.9
Repurchase agreements	11.9	2.8	0.6	0.0	0.0	15.3
Trading portfolio liabilities[3,4]	30.5					30.5
Negative replacement values[3]	116.1					116.1
Cash collateral payables on derivative instruments	30.2					30.2
Due to customers	393.0	10.2	5.2	0.7	0.0	409.1
Financial liabilities designated at fair value[5]	18.4	10.3	11.6	8.8	7.1	56.3
Debt issued[6]	4.1	15.0	45.2	50.8	38.1	153.2
Other liabilities	46.7					46.7
Total 31.12.17	658.7	39.0	63.5	60.4	45.2	866.8
Total 31.12.16	704.3	39.2	40.4	46.6	46.0	876.6

Guarantees, commitments and forward starting transactions[7]
Loan commitments	38.2	0.2	0.2	0.1		38.7
Guarantees	18.8	0.0				18.9
Forward starting transactions
Reverse repurchase agreements	12.7					12.7
Securities borrowing agreements	0.0					0.0
Total 31.12.17	69.7	0.2	0.2	0.1	0.0	70.2
Total 31.12.16	81.0	0.2	0.2	0.0	0.0	81.4
1 Non-financial liabilities such as deferred income, deferred tax liabilities, provisions and liabilities on employee compensation plans are not included in this analysis. 2 Except for trading portfolio liabilities and negative replacement values (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments. 3 Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 12 for undiscounted cash flows of derivatives designated in hedge accounting relationships. 4 Contractual maturities of trading portfolio liabilities are: CHF 29.5 billion due within one month (2016: CHF 21.8 billion), CHF 0.8 billion due between one month and one year (2016: CHF 1.0 billion) and CHF 0.1 billion due between 1 and 5 years (2016: CHF 0.1 billion). 5 Future interest payments on variable rate liabilities are determined by reference to the applicable interest rate prevailing as of the reporting date. Future principal payments that are variable are determined by reference to the conditions existing at the reporting date. 6 The time bucket Due after 5 years includes perpetual loss-absorbing additional tier 1 capital instruments. 7 Comprises the maximum irrevocable amount of guarantees, commitments and forward starting transactions.

UBS AG
Disclosure Measurement Categories Credit Risk And Maturity Analysis Of Financial Instruments [Line Items]
Disclosure Of Financial Assets Explanatory
Measurement categories of financial assets and financial liabilities
CHF million	31.12.17	31.12.16

Financial assets[1]
Held for trading
Trading portfolio assets	126,244	92,112
Due to customers[2]	7	12
Debt issued[2]	10	38
Positive replacement values	118,229	158,411
Total	244,489	250,572
Fair value through profit or loss
Financial assets designated at fair value	58,556	65,024
Other assets	122	131
Total	58,678	65,155
Financial assets at amortized cost
Cash and balances with central banks	87,775	107,767
Due from banks	13,693	13,125
Cash collateral on securities borrowed	12,393	15,111
Reverse repurchase agreements	77,240	66,246
Cash collateral receivables on derivative instruments	23,434	26,664
Loans[3]	321,718	307,004
Financial assets held to maturity	9,166	9,289
Other assets	27,986	18,519
Total	573,405	563,727
Available for sale
Financial assets available for sale	8,665	15,676
Total financial assets	885,237	895,131

Disclosure Of Financial Liabilities Explanatory
Financial liabilities
Held for trading
Trading portfolio liabilities	30,463	22,825
Negative replacement values	116,134	153,810
Total	146,598	176,635
Fair value through profit or loss
Financial liabilities designated at fair value	54,202	55,017
Amounts due under unit-linked investment contracts	11,523	9,286
Other liabilities	122	131
Total	65,847	64,434
Financial liabilities at amortized cost
Due to banks	7,533	10,645
Cash collateral on securities lent	1,789	2,818
Repurchase agreements	15,255	6,612
Cash collateral payables on derivative instruments	30,247	35,472
Due to customers	447,148	450,211
Debt issued	104,759	79,036
Other liabilities	37,064	38,992
Total	643,795	623,786
Total financial liabilities	856,240	864,855
1 As of 31 December 2017, CHF 134 billion of Loans, CHF 0 billion of Due from banks, CHF 2 billion of Reverse repurchase agreements, CHF 7 billion of Financial assets available for sale, CHF 24 billion of Financial assets designated at fair value and CHF 7 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months. As of 31 December 2016, CHF 126 billion of Loans, CHF 0 billion of Due from banks, CHF 1 billion of Reverse repurchase agreements, CHF 10 billion of Financial assets available for sale, CHF 29 billion of Financial assets designated at fair value and CHF 8 billion of Financial assets held to maturity are expected to be recovered or settled after 12 months. 2 Represents the embedded derivative component of structured financial instruments for which the fair value option has not been applied and that is presented within Due to customers and Debt issued on the balance sheet. 3 Includes finance lease receivables of CHF 1.1 billion as of 31 December 2017 (31 December 2016: CHF 1.0 billion). Refer to Notes 10 and 31 for more information.

Disclosure Of Credit Risk Exposure Explanatory
Maximum exposure to credit risk
	31.12.17
		Collateral				Credit enhancements
CHF billion	Maximumexposure tocredit risk	Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees	Exposure to credit risk after collateral and credit enhancements
Financial assets measured at amortized cost on the balance sheet
Balances with central banks	87.1								87.1
Due from banks[2]	13.7		0.1						13.6
Cash collateral on securities borrowed	12.4		12.2						0.2
Reverse repurchase agreements	77.2		72.8		4.2				0.2
Cash collateral receivables on derivative instruments[3,4]	23.4					12.5			11.0
Loans[5]	321.7	17.9	111.4	160.1	15.9		0.0	1.3	15.1
Financial assets held to maturity	9.2								9.2
Other assets	25.8		19.5						6.3
Total financial assets measured at amortized cost	570.6	17.9	216.0	160.1	20.1	12.5	0.0	1.3	142.7
Financial assets measured at fair value on the balance sheet
Positive replacement values[4]	118.2		4.0			100.2			14.0
Trading portfolio assets – debt instruments[6,7]	25.7								25.7
Financial assets designated at fair value – debt instruments[8]	58.4		9.8						48.5
Financial assets available for sale – debt instruments[8]	7.9								7.9
Total financial assets measured at fair value	210.2	0.0	13.8	0.0	0.0	100.2	0.0	0.0	96.2
Total maximum exposure to credit risk reflected on the balance sheet	780.8	17.9	229.8	160.1	20.1	112.7	0.0	1.3	238.9
Guarantees[9]	18.8	1.0	2.1	0.2	1.2			3.0	11.3
Loan commitments[9]	39.1		2.8	1.1	9.5		1.0	1.4	23.3
Forward starting transactions, reverse repurchase and securities borrowing agreements	12.7		12.4						0.2
Total maximum exposure to credit risk not reflected on the balance sheet	70.6	1.0	17.4	1.2	10.7	0.0	1.0	4.4	34.8
Total	851.4	18.9	247.1	161.3	30.8	112.7	1.1	5.8	273.7

Maximum exposure to credit risk (continued)
	31.12.16
		Collateral				Credit enhancements
CHF billion	Maximumexposure tocredit risk	Cashcollateralreceived	Collateral-ized bysecurities	Secured byreal estate	Other collateral[1]	Netting	Creditderivativecontracts	Guarantees	Exposure to credit risk after collateral and credit enhancements
Financial assets measured at amortized cost on the balance sheet
Balances with central banks	107.1								107.1
Due from banks[2]	13.1								13.1
Cash collateral on securities borrowed	15.1		14.8						0.3
Reverse repurchase agreements	66.2		62.5		3.2				0.5
Cash collateral receivables on derivative instruments[3,4]	26.7					15.1			11.5
Loans[5]	307.0	17.9	99.6	158.2	14.6		0.1	1.8	14.8
Financial assets held to maturity	9.3								9.3
Other assets	18.6		10.0						8.7
Total financial assets measured at amortized cost	563.2	17.9	186.9	158.2	17.7	15.1	0.1	1.8	165.3
Financial assets measured at fair value on the balance sheet
Positive replacement values[4]	158.4		5.3			134.5			18.6
Trading portfolio assets – debt instruments[6,7]	21.9								21.9
Financial assets designated at fair value – debt instruments[8]	64.8		2.6				0.6		61.6
Financial assets available for sale – debt instruments[8]	14.9								14.9
Total financial assets measured at fair value	260.0	0.0	7.9	0.0	0.0	134.5	0.6	0.0	117.0
Total maximum exposure to credit risk reflected on the balance sheet	823.2	17.9	194.9	158.2	17.7	149.6	0.7	1.8	282.3
Guarantees[9]	16.7	1.4	2.0	0.2	1.2		0.1	3.0	8.8
Loan commitments[9]	54.4	0.1	3.9	1.0	9.5		4.8	2.0	33.1
Forward starting transactions, reverse repurchase and securities borrowing agreements	10.2		10.2						0.0
Total maximum exposure to credit risk not reflected on the balance sheet	81.3	1.5	16.1	1.1	10.6	0.0	4.9	5.1	41.9
Total	904.5	19.4	210.9	159.4	28.4	149.6	5.7	6.8	324.3
1 Includes but is not limited to life insurance contracts, inventory, accounts receivable, mortgage loans, patents and copyrights. 2 Due from banks includes amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients. 3 Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk. 4 The amount shown in the netting column represents the netting potential not recognized on the balance sheet. Refer to Note 24 for more information. 5 Collateral arrangements generally incorporate a range of collateral, including cash, securities, property and other collateral. In 2017, we further aligned our collateral allocation processes within Wealth Management Americas to prioritize collateral mainly according to its liquidity profile. This change resulted in increases in loans secured by cash and decreases in loans secured by securities of CHF 4.5 billion. 6 These positions are generally managed under the market risk framework. For the purpose of this disclosure, collateral and credit enhancements were not considered. 7 Does not include debt instruments held for unit-linked investment contracts and investment fund units. 8 Does not include investment fund units. Financial assets designated at fair value collateralized by securities consisted of structured loans and reverse repurchase and securities borrowing agreements. 9 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to the “Treasury management” section of this report for more information.

Disclosure Of Internal Credit Exposures Explanatory
Financial assets subject to credit risk by rating category
CHF billion	31.12.17
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Defaulted	Total
Balances with central banks	86.6	0.5					87.1
Due from banks	0.6	10.6	1.4	0.9	0.3		13.7
Cash collateral on securities borrowed and reverse repurchase agreements	24.3	36.4	16.8	10.4	1.8		89.6
Positive replacement values	17.0	75.3	19.4	6.2	0.3		118.2
Cash collateral receivables on derivative instruments	6.5	9.7	5.6	1.6	0.1		23.4
Trading portfolio assets – debt instruments[2]	10.3	7.4	3.0	2.1	3.0		25.7
Loans	3.2	163.6	65.7	70.0	17.6	1.5	321.7
Financial assets designated at fair value – debt instruments[3]	33.8	14.2	1.5	0.8	8.0		58.4
Financial assets available for sale – debt instruments[3]	6.8	1.0		0.1			7.9
Financial assets held to maturity	8.5	0.7					9.2
Other assets	0.1	0.4	8.4	15.9	0.8	0.3	25.8
Guarantees, commitments and forward starting transactions
Guarantees	2.0	9.1	4.1	2.7	0.8	0.2	18.8
Loan commitments	1.9	15.4	9.4	5.8	6.5		39.1
Forward starting transactions, reverse repurchase and securities borrowing agreements		12.7					12.7
Total	201.7	356.8	135.2	116.5	39.1	2.0	851.4

CHF billion	31.12.16
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Defaulted	Total
Balances with central banks	106.2	0.9					107.1
Due from banks	0.6	9.7	2.0	0.5	0.3		13.1
Cash collateral on securities borrowed and reverse repurchase agreements	29.2	24.5	20.1	6.9	0.7		81.4
Positive replacement values	19.6	96.9	34.2	7.4	0.4		158.4
Cash collateral receivables on derivative instruments	6.4	12.2	6.4	1.6	0.2		26.7
Trading portfolio assets – debt instruments[2]	9.0	6.9	2.9	1.7	1.3		21.9
Loans	31.7	127.8	63.2	63.6	19.1	1.6	307.0
Financial assets designated at fair value – debt instruments[3]	48.4	12.6	1.0	1.6	1.3		64.8
Financial assets available for sale – debt instruments[3]	12.7	1.8	0.2	0.1			14.9
Financial assets held to maturity	8.4	0.9					9.3
Other assets	0.1	2.1	6.2	7.7	2.2	0.3	18.6
Guarantees, commitments and forward starting transactions
Guarantees	2.0	6.4	3.7	3.6	0.7	0.3	16.7
Loan commitments	2.4	19.5	17.1	8.7	6.5	0.1	54.4
Forward starting transactions, reverse repurchase and securities borrowing agreements	0.6	9.4	0.3				10.2
Total	277.4	331.6	157.2	103.5	32.7	2.2	904.5
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories. 2 Does not include debt instruments held for unit-linked investment contracts and investment fund units. 3 Does not include investment fund units.

Disclosure of maturity analysis for financial liabilities [text block]
Maturity analysis of financial liabilities[1]
CHF billion	Due within 1 month	Due between 1 and 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total

Financial liabilities recognized on balance sheet[2]
Due to banks	6.1	0.4	1.0	0.1	0.0	7.5
Cash collateral on securities lent	1.7	0.2				1.9
Repurchase agreements	11.9	2.8	0.6	0.0	0.0	15.3
Trading portfolio liabilities[3,4]	30.5					30.5
Negative replacement values[3]	116.1					116.1
Cash collateral payables on derivative instruments	30.2					30.2
Due to customers	394.8	11.4	5.8	22.2	19.1	453.3
Financial liabilities designated at fair value[5]	18.4	10.3	11.6	8.8	7.1	56.3
Debt issued	4.1	14.5	44.5	34.8	12.5	110.3
Other liabilities	47.4					47.4
Total 31.12.17	661.2	39.6	63.4	65.9	38.7	868.9
Total 31.12.16	706.7	39.2	40.2	45.9	45.6	877.7

Guarantees, commitments and forward starting transactions[6]
Loan commitments	38.2	0.2	0.2	0.1		38.7
Guarantees	18.8	0.0				18.9
Forward starting transactions
Reverse repurchase agreements	12.7					12.7
Securities borrowing agreements	0.0					0.0
Total 31.12.17	69.7	0.2	0.2	0.1	0.0	70.2
Total 31.12.16	81.0	0.2	0.2	0.0	0.0	81.4
1 Non-financial liabilities such as deferred income, deferred tax liabilities, provisions and liabilities on employee compensation plans are not included in this analysis. 2 Except for trading portfolio liabilities and negative replacement values (see footnote 3), the amounts presented generally represent undiscounted cash flows of future interest and principal payments. 3 Carrying value is fair value. Management believes that this best represents the cash flows that would have to be paid if these positions had to be settled or closed out. Refer to Note 12 for undiscounted cash flows of derivatives designated in hedge accounting relationships. 4 Contractual maturities of trading portfolio liabilities are: CHF 29.5 billion due within one month (2016: CHF 21.8 billion), CHF 0.8 billion due between one month and one year (2016: CHF 1.0 billion) and CHF 0.1 billion due between 1 and 5 years (2016: CHF 0.1 billion). 5 Future interest payments on variable rate liabilities are determined by reference to the applicable interest rate prevailing as of the reporting date. Future principal payments that are variable are determined by reference to the conditions existing at the reporting date. 6 Comprises the maximum irrevocable amount of guarantees, commitments and forward starting transactions.